Acquisitions (Tables)	12 Months Ended
Mar. 31, 2018
Retail Propane Business 2018 Acquisitions Acquisition Accounting In Process
Business Acquisition
Schedule of the fair values of the assets acquired and liabilities assumed
The following table summarizes the preliminary estimates of the fair values of the assets acquired and liabilities assumed (in thousands):

Current assets	$2,372
Property, plant and equipment	11,370
Goodwill	2,251
Intangible assets	16,765
Current liabilities	(1,588)
Other noncurrent liabilities	(291)
Fair value of net assets acquired	$30,879